Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	555.625
Maximum Aggregate Offering Price	$ 833,437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 115,097.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of the common stock, par value $0.01 per share ("Common Stock"), of United Therapeutics Corporation that may be issued under the United Therapeutics Corporation 2026 Stock Incentive Plan (the "Plan") as a result of any stock dividend, stock split, recapitalization or other similar transactions. The "Amount Registered" represents 1,500,000 shares of Common Stock reserved for issuance under the Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and are based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market for July 8, 2026.